Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss carryforwards	$ 65,720	$ 43,225
Capitalized research and development costs	5,237	22,066
Deferred expenses	4,214	3,405
Lease liability	1,734	2,331
Stock compensation	1,044	1,216
Depreciation and amortization	3,926	4,077
Total deferred tax assets	81,875	76,320
Deferred tax liabilities
Capitalized software development	(1,536)	(1,514)
Right-of-use asset	(1,549)	(2,139)
Subsidiary outside basis difference	(116)	(73)
Total deferred tax liabilities	(3,201)	(3,726)
Net deferred tax asset before valuation allowance	78,674	72,594
Less: valuation allowance	(78,866)	(72,721)
Net deferred tax asset (liability)	$ (192)	$ (127)